Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
LAFFER|TENGLER Equity Income ETF
Shareholder Report [Line Items]
Fund Name	LAFFER|TENGLER Equity Income ETF
Class Name	Laffer|Tengler Equity Income ETF
Trading Symbol	TGLR
Annual or Semi-Annual Statement [Text Block]	annual Shareholder Report July 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the LAFFER|TENGLER Equity Income ETF for the period of August 8, 2023 to July 31, 2024. You can find additional information about the Fund at www.tglretf.com. You can also request this information by contacting us at (833) 759-6110. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	833) 759-6110
Additional Information Website	www.tglretf.com.
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Laffer|Tengler Equity Income ETF	$94¹	0.95%²

¹ Costs are for the period of August 8, 2023 to July 31, 2024. Costs for a full annual period would be higher.² Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What key factors affected the Fund's performance?

The Fund launched during the summer swoon of 2023 which allowed the Fund to build positions in depressed technology names as well as companies in the sweet spot of our investing theme of old economy companies embracing digitization, cloud computing, robotics and generative AI. Technology, and in particular companies with reliable growth, began to outperform in the fall and the Fund benefited. Focusing on companies with robust dividend growth over the highest yielding stocks served the Fund well as the market rewarded companies with reliable earnings growth, the sustainability of which was expressed by management in the growth of the dividend.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]	Annual Performance
Returns Since Inception (08/08/23)
Laffer|Tengler Equity Income ETF - NAV	15.11%
Laffer|Tengler Equity Income ETF - Market	15.25%
S&P 500® Index	24.03%

Performance Inception Date	Aug. 08, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,773,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 81,257
Investment Company, Portfolio Turnover	26.48%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$12,773
Number of Holdings	30
Total Advisory Fee Paid	$81,257
Portfolio Turnover Rate	26.48%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Oracle Corp.	4.86%
American Express Co.	4.59%
Broadcom, Inc.	4.54%
Microsoft Corp.	4.46%
Abbvie, Inc.	4.25%
JPMorgan Chase & Co.	4.21%
RTX Corp.	4.13%
Home Depot, Inc.	4.02%
Carrier Global Corp.	4.02%
Walmart, Inc.	3.87%